As filed with the SEC on May 29, 2008.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq., P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2007 - March 31, 2008

Item 1: Report(s) to Shareholders.  The Annual Report is attached.

TRANSAMERICA

INCOME SHARES, INC.

Annual Report

March 31, 2008

MARKET ENVIRONMENT

For fixed-income investors, the seminal event of the twelve months ended March 31, 2008, was a credit-and-liquidity crisis of exceptional proportions. Beginning in the spring of 2007, a sharp rise in defaults for sub-prime mortgages triggered the first of more than $150 billion (and counting) in losses for banks and others that owned large quantities of the low-quality loans or securities backed by them. As the banks continued to take write-downs, weakening their balance sheets, they turned decidedly risk-averse.  By the first quarter of 2008, banks had tightened their lending standards so dramatically that the economy was in danger of experiencing a full-blown liquidity crisis.

Beginning in August 2007, the Federal Reserve Board (“Fed”) took increasingly numerous, sometimes unprecedented, steps to shore up confidence in the system.  To counter the illiquidity and, by early 2008, provide a boost to the flagging U.S. economy, the Fed lowered the federal funds rate (by 300 basis points, to 2.25%) and discount rate (by 375 basis points, to 2.50%).  It also instituted lending facilities that opened up the discount window to additional borrowers and put its weight behind the buyout of an investment bank (Bear Stearns & Co.) hobbled by sub-prime-related losses.  Congress joined in the stimulus effort, passing an act that will provide consumers and businesses with $168 billion in tax rebates and credits later in 2008.

Against this backdrop, investors repeatedly sought the relative safety of U.S. Treasury securities. Accordingly, all non-government sectors underperformed Treasuries for the full period as the yield differential between government and non-government sectors widened. The bonds of companies with near-term refinancing needs or those reliant on continued access to capital fared worst in this environment.

PERFORMANCE

For the year ended March 31, 2008, Transamerica Income Shares, Inc. returned (6.17) %.

STRATEGY REVIEW

We believe the focus on a combination of investment-grade and high-yield bonds, complemented by selective investments in asset-backed securities, was most consistent with the portfolio’s income orientation. However, as the sub-prime contagion spread, we deemed it prudent to take a more defensive stance, gradually reducing the overall exposure to high-yield securities (from approximately 30% of assets to 20%) and trading securities with the lowest rating (CCC) for BB-rated bonds.  In addition, we sold financial services holdings and those sensitive to consumer spending, replacing them with fundamentally sound industrial companies benefiting from strong global growth.

These precautions, though helpful, were not sufficient to insulate the portfolio from underperformance as investors increasingly sought refuge in the Treasury market.  Despite this flight to quality, we chose to maintain the exposure to non-government securities. We believed (and continue to believe) that Treasury yields were falling too low given the vast amount of stimulus and liquidity being pumped into the system. In our view, a move to Treasuries, while defensive in the short run, would have violated the income mandate while exposing the portfolio to additional trading costs and undue risk if Treasury yields reverse course as we believe they will.

Heidi Y. Hu, CFA

Portfolio Manager

Transamerica Investment Management, LLC

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (13.4%)
U.S. Treasury Bond
5.00%, due 05/15/2037	$2,710	$3,031
U.S. Treasury Note
2.00%, due 02/28/2010 ^	5,600	5,639
2.75%, due 02/28/2013	583	591
2.88%, due 01/31/2013 ^	1,000	1,019
3.50%, due 02/15/2018	313	315
4.13%, due 08/31/2012 ^	2,855	3,063
4.25%, due 11/15/2013	1,125	1,228
4.88%, due 06/30/2012	2,455	2,705
Total U.S. Government Obligations (cost $17,057)		17,591

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	2,000	2,002
Total U.S. Government Agency Obligations (cost $1,960)		2,002

MORTGAGE-BACKED SECURITIES (4.5%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,305	1,141
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class J-144A
5.69%, due 12/11/2049	1,550	753
SBA CMBS Trust
Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	1,212	1,105
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H-144A
5.97%, due 10/15/2048	1,240	806
Crown Castle Towers LLC -144A
5.47%, due 11/15/2036	1,700	1,580
SBA CMBS Trust -144A
6.17%, due 11/15/2036	540	494
Total Mortgage-Backed Securities (cost $7,291)		5,879

CORPORATE DEBT SECURITIES (77.7%)
Aerospace & Defense (3.2%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,000	2,653
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	1,525	1,521
Air Freight & Logistics (0.9%)
FedEx Corp.
9.65%, due 06/15/2012	1,000	1,196
Airlines (2.6%)
Continental Airlines, Inc. Series B
6.90%, due 04/19/2022	2,000	1,670
Delta Air Lines, Inc. -144A
6.82%, due 08/10/2022	953	897
United Airlines, Inc.
6.64%, due 07/02/2022	900	826
Automobiles (0.1%)
General Motors Corp.
7.13%, due 07/15/2013 ^	150	115
Beverages (1.1%)
Brown-Forman Corp.
5.20%, due 04/01/2012	1,400	1,482
Building Products (0.6%)
CRH America, Inc.
5.30%, due 10/15/2013	770	750
Capital Markets (2.2%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 ¡	1,005	952
Lazard Group
7.13%, due 05/15/2015	1,000	973
Morgan Stanley
6.63%, due 04/01/2018	1,025	1,025
Chemicals (1.6%)
Mosaic Co. (The) -144A
7.88%, due 12/01/2016	400	430
Nalco Co.
7.75%, due 11/15/2011	600	607
PPG Industries, Inc.
5.75%, due 03/15/2013	1,070	1,104
Commercial Banks (3.8%)
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	750	536
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž ¡	1,500	1,797
ICICI Bank, Ltd. Series A -144A
6.63%, due 10/03/2012	1,245	1,243
Shinsei Finance Cayman, Ltd. -144A
6.42%, due 07/20/2016 Ž ¡	700	464
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 ¡	1,030	936
Commercial Services & Supplies (0.2%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	311
Construction Materials (1.3%)
Lafarge SA
7.13%, due 07/15/2036	1,300	1,176
Texas Industries, Inc.
7.25%, due 07/15/2013	500	486
Consumer Finance (0.4%)
Cardtronics, Inc.
9.25%, due 08/15/2013	525	493

The notes to financial statements are an integral part of this report.

	Principal	Value
Containers & Packaging (0.1%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	$160	$134
Diversified Financial Services (6.0%)
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	500	496
Glencore Funding LLC -144A
6.00%, due 04/15/2014	1,500	1,466
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	641	573
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž ¡	2,800	2,812
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,340	2,474
Electric Utilities (3.1%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	1,900	1,904
Sempra Energy
7.95%, due 03/01/2010	1,400	1,504
Southern California Edison Co.
5.95%, due 02/01/2038	630	631
Energy Equipment & Services (1.3%)
Ocean RIG Norway As -144A
8.38%, due 07/01/2013	650	715
Weatherford International, Ltd.
5.15%, due 03/15/2013	1,000	1,001
Food & Staples Retailing (0.9%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,200	1,203
Food Products (3.0%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	235	319
General Mills, Inc.
5.20%, due 03/17/2015	1,000	1,003
Kellogg Co.
4.25%, due 03/06/2013	1,105	1,102
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,462
Gas Utilities (1.6%)
Intergas Finance BV -144A
6.38%, due 05/14/2017	260	227
Southern Union Co.
6.15%, due 08/16/2008	1,800	1,811
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc. -144A
9.88%, due 11/01/2015 ^	100	102
Hotels, Restaurants & Leisure (4.3%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	600	525
Las Vegas Sands Corp.
6.38%, due 02/15/2015	800	706
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	940	968
Starbucks Corp.
6.25%, due 08/15/2017	1,235	1,288
Starwood Hotels & Resorts Worldwide
7.88%, due 05/01/2012	1,500	1,566
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	617
Independent Power Producers & Energy Traders (2.8%)
AES Corp. (The)
8.00%, due 10/15/2017	650	658
AES Gener SA
7.50%, due 03/25/2014	1,500	1,594
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	1,300	1,359
Industrial Conglomerates (0.5%)
Susser Holdings LLC
10.63%, due 12/15/2013	704	723
Insurance (1.9%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	1,500	1,308
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¡	1,400	1,228
IT Services (0.7%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	250	203
Aramark Corp.
8.50%, due 02/01/2015	700	702
Machinery (3.0%)
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,549
Polypore, Inc.
8.75%, due 05/15/2012	450	432
Titan International, Inc.
8.00%, due 01/15/2012	600	588
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	1,334	1,398
Media (8.6%)
AMFM, Inc.
8.00%, due 11/01/2008	1,415	1,460
Echostar DBS Corp.
7.13%, due 02/01/2016	250	233
Historic TW, Inc.
9.13%, due 01/15/2013	3,500	3,923
McGraw-Hill Cos., Inc. (The)
5.38%, due 11/15/2012	1,095	1,118
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,464
Omnicom Group, Inc.
5.90%, due 04/15/2016	1,035	1,028

The notes to financial statements are an integral part of this report.

	Principal	Value
Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	$125	$133
PNA Group, Inc.
10.75%, due 09/01/2016	375	326
Vale Overseas, Ltd.
6.25%, due 01/23/2017	1,250	1,245
Multiline Retail (1.0%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,275	1,275
Oil, Gas & Consumable Fuels (8.7%)
Burlington Resources, Inc.
9.88%, due 06/15/2010	480	545
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,500	1,485
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	750	701
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¡	600	584
Gazprom International SA -144A
7.20%, due 02/01/2020	514	524
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	1,500	1,597
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	200	202
OPTI Canada, Inc.
8.25%, due 12/15/2014	1,000	990
Petrobras International Finance Co.
5.88%, due 03/01/2018	1,300	1,251
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	1,028
Petroleum Development Corp. -144A
12.00%, due 02/15/2018	400	400
Sabine Pass LNG, LP
7.50%, due 11/30/2016	850	820
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	1,500	1,285
Paper & Forest Products (1.7%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	2,000	2,221
Real Estate Investment Trusts (3.6%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,350	1,444
Hospitality Properties Trust
6.30%, due 06/15/2016	1,968	1,743
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	1,500	1,470
Road & Rail (3.4%)
CSX Corp.
6.75%, due 03/15/2011	1,500	1,584
Hertz Corp. (The)
10.50%, due 01/01/2016	1,000	936
Kansas City Southern de Mexico SA
7.63%, due 12/01/2013	820	771
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,178
Tobacco (0.3%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	457
Wireless Telecommunication Services (1.8%)
American Tower Corp. -144A
7.00%, due 10/15/2017	750	750
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	1,400	1,567
Total Corporate Debt Securities (cost $103,185)		101,732

	Shares	Value
PREFERRED STOCKS (1.2%)
Diversified Telecommunication Services (0.6%)
Centaur Funding Corp. -144A	852	803
Real Estate Investment Trusts (0.6%)
Tanger Factory Outlet Centers Ž	33,334	775
Total Preferred Stocks (cost $1,671)		1,578

Total Securities Lending Collateral (cost $9,348)		9,348

Total Investment Securities (cost $140,512) #		$138,130

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Note 1). The value at March 31, 2008, of all securities on loan is $9,160.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $141,700.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,495 and $6,065, respectively.  Net unrealized depreciation for tax purposes is $3,570.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, these securities aggregated $23,959 or 18.29% of the Transamerica Income Shares, Inc.’s (the “Fund”) net assets.

The notes to financial statements are an integral part of this report.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

(unaudited)

Credit Rating Description

Aaa	Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

Aa3	High grade obligations. Strong capacity to pay interest and repay principal.

A1	Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

A2	Upper medium grade obligations. Strong ability for repayments of senior short-term debt obligations.

A3	Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1

Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2

Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3

Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1	Highly vulnerable. May be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at  October 1, 2007 and held for the entire period until March 31, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Actual	$1,000.00	$966.42	0.77%	$3.81
Hypothetical (b)	1,000.00	1,021.13	0.77	3.91

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the  average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (366 days).

(b)	5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At March 31, 2008

(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $140,512) (including securities loaned of $9,160)	$138,130
Cash	860
Receivables:
Investment securities sold	2,511
Interest	2,083
Income from loaned securities	18
143,602
Liabilities:
Investment securities purchased	2,379
Accounts payable and accrued liabilities:
Management and advisory fees	56
Transfer agent fees	9
Administration fees	2
Dividends to shareholders	758
Payable for collateral for securities on loan	9,348
Other	71
12,623
Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$130,979

Net Asset Value Per Share	$20.73

Net Assets Consist of:
Paid-in capital	$141,184
Undistributed (accumulated) net investment loss	(1,748)
Undistributed (accumulated) net realized loss from investment securities	(6,075)
Net unrealized appreciation (depreciation) on investment securities	(2,382)
Net Assets	$130,979

STATEMENT OF OPERATIONS

For the year ended March 31, 2008

(all amounts in thousands)

Investment Income:
Interest	$8,754
Dividends	232
Income from loaned securities-net	46
9,032
Expenses:
Management and advisory fees	683
Transfer agent fees	58
Printing and shareholder reports	46
Custody fees	22
Administration fees	27
Legal fees	72
Audit fees	43
Director fees	73
Other	30
Total expenses	1,054

Net Investment Income	7,978

Net Realized and Unrealized Gain (Loss) from:
Realized loss from Investment securities	(3,897)
Decrease in unrealized appreciation (depreciation) on investment securities	(5,596)
Net Realized and Unrealized (Loss) on Investment Securities:	(9,493)
Net (Decrease) In Net Assets Resulting from Operations	$(1,515)

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended  March 31, 2008

(all amounts in thousands)

	Year Ended March 31, 2008	Year Ended March 31, 2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$7,978	$8,243
Net realized (loss) from investment securities	(3,897)	(476)
Change in net unrealized appreciation (depreciation) on investment securities	(5,596)	2,702
	(1,515)	10,469
Distributions to Shareholders:
From net investment income:	(8,530)	(8,720)

Net increase (decrease) in net assets	(10,045)	1,749

Net Assets:

Beginning of year	141,024	139,275
End of year	$130,979	$141,024
Undistributed (Accumulated) Net Investment Income (Loss)	$(1,748)	$(1,764)

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	Year Ended March 31,
	2008	2007	2006	2005	2004
Net Asset Value
Beginning of year	$22.32	$22.04	$23.17	$24.34	$22.97
Investment Operations(a)
Net investment income (loss)	1.26	1.30	1.13	1.24	1.42
Net realized and unrealized gain (loss) on investments	(1.50)	0.36	(0.70)	(0.85)	1.61
Total from investment operations	(0.24)	1.66	0.43	0.39	3.03
Distributions to Shareholders
From net investment income	(1.35)	(1.38)	(1.30)	(1.56)	(1.66)
From net realized gains	—	—	(0.10)	—	—
Return of capital	—	—	(0.16)	—	—
Total distributions	(1.35)	(1.38)	(1.56)	(1.56)	(1.66)
Net Asset Value
End of year	$20.73	$22.32	$22.04	$23.17	$24.34
Market Value per Share
End of year	$18.50	$21.11	$21.23	$21.74	$24.62
Total Return(b)	(6.17)%	6.32%	4.87%	(5.43)%	9.40%
Ratio and Supplemental Data
Expenses to average net assets	0.77%	0.77%	0.84%	0.72%	0.69%
Net investment income (loss), to average net assets	5.84%	5.91%	4.95%	5.24%	5.97%
Portfolio turnover rate	75%	68%	95%	59%	90%
Net Assets end of year (000’s)	$130,979	$141,024	$139,275	$146,380	$153,816

The number of shares outstanding at the end of each period was 6,318,771.

(a) Per share information is calculated based on average number of shares outstanding.

(b) Based on the market price of the Fund’s shares including the reinvestment of dividends and distributions at prices obtained by the Fund’s automatic reinvestment plan.

The notes to financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2008

(all amounts in thousands)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.  The Fund’s investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.  The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations:  Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Certain debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund’s Administrative Valuation Committee, under the supervision of the Board’s Valuation Committee, using guidelines adopted by the Board of Directors.

Cash: The Fund may leave cash overnight in its cash account with the custodian, State Street Bank & Trust Company (“SSB”). SSB has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at  March 31, 2008 was paying an interest rate of 1.10%.

Repurchase Agreements:  The Fund is authorized to enter into repurchase agreements.  The Fund, through its custodian, SSB, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.  In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities Lending:  The Fund may lend securities to qualified borrowers, with SSB acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities earned by SSB for its services, shown in the Statement of Operations is net of fees, in the amount of $8.

The Fund has invested the cash collateral received from securities loaned in the following short-term, interest-bearing securities:

Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	$4,000
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	1,348
Reserve Primary, Money Market Fund, 3.48%	4,000

$9,348

Securities Transactions and Investment Income:  Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions:  Dividend distributions are declared monthly.  Capital gains distributions are declared annually.  Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day.  See “Automatic Reinvestment Plan” on page 17 for opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Asset Management, Inc. (“TAM”) is the Fund’s investment adviser.  Prior to January 1, 2008, Transamerica Fund Advisors, Inc. (“TFAI”) was the Fund’s investment adviser.  Transamerica Fund Services (“TFS”) is the Fund’s administrator.  Mellon Investor Services LLC (“Mellon”) is the Fund’s transfer agent.  TAM and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TAM and TFS.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and the sub-adviser to the Fund.

As of March 31, 2008, an investor owned 7.6% of the outstanding shares of the Fund.

Investment Advisory Fees:  The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

TAM currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

There were no fees waived during the March 31, 2008.

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2008

(all amounts in thousands)

Administrative Services:  The Fund has entered into an agreement with TFS for financial and legal fund administration services.  The Fund pays TFS an annual fee of 0.02% of average net assets.  The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 3.   SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended
March 31, 2008, were as follows:

Purchases of securities:
Long-term	$57,834
U.S. Government	49,558

Proceeds from maturities and sales of securities:
Long-term	72,328
U.S. Government	32,833

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization, dividends payable and Post-October loss deferrals.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book\tax differences to reflect tax character. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Undistributed (accumulated) net investment income (loss)	$568
Undistributed (accumulated) net realized gain (loss) from investment securities	$(568)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purpose. The tax character of distributions paid during 2007 and 2008 was as follows:

2007	Distributions paid from:
	Ordinary Income	$8,720
	Long-term Capital Gain	—

2008	Distributions paid from:
	Ordinary Income	8,530
	Long-term Capital Gain	—

The following capital loss carryforwards are available to offset future realized gains through the periods listed:

Capital Loss Carryforwards	Available Through

$49	March 31, 2014
$1,561	March 31, 2015
$1,697	March 31, 2016

The tax basis components of distributable earnings as of March 31, 2008, are as follows:

Undistributed Ordinary Income	$198
Undistributed Long-term Capital Gain	$—
Capital Loss Carryforward	$(3,307)
Post October Capital Loss Deferral	$(2,768)
Dividends Payable	$(758)
Net Unrealized Appreciation (Depreciation)	$(3,570)

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2008

(all amounts in thousands)

NOTE 5.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are  “more-likely than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on September 29, 2007.

Implementation of FIN 48 requires Management of the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 tax year ends and the interim tax period since then). The Fund has no examinations in progress and none are expected at this time.

Management of the Fund has reviewed all open tax years and major jurisdictions and concluded the adoption of FIN 48 resulted in no impact to the Fund’s net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of December 31, 2007, management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Transamerica Income Shares, Inc:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc.(the “Fund”) at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Tampa, Florida

May 28, 2008

SUPPLEMENTAL TAX INFORMATION (unaudited)

For corporate shareholders, 1.78% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deduction.

The Fund designates a maximum amount of $151,834 as qualified dividend income, which is 1.78% of what was distributed.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2007. Complete information was computed and reported in conjunction with year 2007 Form 1099-DIV.

INVESTMENT ADVISORY AGREEMENT – REVIEW & RENEWAL

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (“TIS” or the “Fund”) held on December 4, 2007, the Board reviewed and considered the renewal of the Management and Investment Advisory Agreement (the “Advisory Agreement”) between the Fund, Transamerica Asset Management, Inc. (“TAM”), and Transamerica Investment Management, LLC (“TIM”  or the “Sub-Adviser”), to determine whether the Advisory Agreement should be renewed for a six-month period.  It also was noted that this review was interim in nature in order to get all the funds in the Transamerica Asset Management Group on the same review calendar, and that the Fund’s advisory arrangements would be reviewed again in the first half of 2008.

Following their review and consideration, the Directors determined that the renewal of the Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Advisory Agreement.  In reaching their decision, the Directors requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Advisory Agreement, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Directors also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, fee and expense information, and profitability data prepared by management.  In considering the proposed continuation of the Advisory Agreement, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board noted that the Fund is a non-leveraged closed-end fund which has been advised or sub-advised by TIM since 1972.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Directors determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2007.  The Directors noted that the Fund’s performance was above the median for its peer universe for the past 1-year period, slightly below its peer universe for the past 3-year period, and above the median for the past 5-year period.  The Directors also noted the limited nature of the peer group and the manner in which Lipper calculates closed end fund returns.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees are essentially in line with its peer group and peer universe medians, and that the total expenses are also in line with the medians for its peer group and peer universe.  Based on their review, the Directors determined that the management fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the management fees and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints and concluded that the absence of breakpoints was acceptable under the circumstances.   The Directors also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.  The Directors noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Directors favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Directors also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund which may result in TAM waiving a substantial amount of management fees for the benefit of shareholders.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”).  Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market.  Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares.  Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature.  You can make additional investments only, without reinvesting your monthly dividend.  If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so.  The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions.  Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account.  Each investment will be made on or near the next dividend payment date.  All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee of $1.75 (not in thousands) for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services

Shareholder Investment Services

Newport Office Center VII

480 Washington Boulevard

Jersey City, NJ 07310

 (800) 454-9575

The Directors and Officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years:

Name and Age	Position	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Complex Overseen	Other Directorship

INTERESTED DIRECTOR**

John K. Carter (DOB: 4/24/61)	Chairman, Director, Chief Executive Officer and President	Since 2006

Chairman and Director (2008 – present); Chief Executive Officer and President; (2006 – present), Vice President, Secretary and Chief Compliance Officer (2003 - 2006), TII; Chairman and Trustee, (2007 – present); President and Chief Executive Officer, (2007- present); TPP, TPFG, TPFGII and TAAVF; Chairman (2007 – present); Trustee (2006 – present), President and Chief Executive Officer (2006 - present), Senior Vice President (1999 - 2006), Chief Compliance Officer, General Counsel and Secretary (1999 - 2006),Transamerica Funds and TST; Chairman (2007 – present); Director (2006 – present); President and Chief Executive Officer (2006 - present), Senior Vice President (2002 - 2006), General Counsel, Secretary and Chief Compliance Officer (2002 to 2006), TIS; President and Chief Executive Officer (2006 – present); Senior Vice President (1999 – 2006), Director (2000 – present); General Counsel and Secretary (2000 - 2006), Chief Compliance Officer (2004 - 2006), TAM; President and Chief Executive Officer (2006 - present), Senior Vice President (1999 - 2006), Director (2001 - present), General Counsel and Secretary (2001 - 2006), Transamerica Fund Services, Inc. (“TFS”); Vice President, AFSG Securities Corporation (2001 - present); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIFI”) (2002 - 2004); Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 - 2005) and TIM (2001 - 2005).

				171	N/A

INDEPENDENT DIRECTORS***

Sandra N. Bane (DOB: 6/15/52)	Director	Since 2008	Retired KPMG (1999 – present); Trustee, TST, Transamerica Funds, TPP, TPFG, TPFGII and TAAVF (February 2008 – present); Director, TIS (February 2008 - present); Director, TII (2003 – present).	171	Big 5 Sporting Goods (2002 – present); Director, AGL Resources, Inc. (an energy services holding company) (2008 – present).

Name and Age	Position	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Complex Overseen	Other Directorship

Leo J. Hill (DOB: 3/27/56)	Director	Since 2002

Principal, Advisor Network Solutions, LLC (business consulting) (2006 - present); Trustee, TPP, TPFG, TPFGII and TAAVF (2007 - present); Director, TIS (2002 – present); Trustee, Transamerica Fund (2002 – present); Director, TII (February 2008 – present); Trustee, TST (2001 - present); Owner and President, Prestige Automotive Group (2001- 2005); President, L. J. Hill & Company (1999 - present); Market President, Nations Bank of Sun Coast Florida (1998 – 1999); President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

				171	N/A

Neal M. Jewell (DOB: 2/12/35)	Director and Lead Independent Director	Since 2007	Retired (2004 - present); Trustee and Lead Independent Trustee, Transamerica Funds and TST (2007 – present); Director and Lead Independent Director, TIS (2007 - present); Director, TII (February 2008 - present); Trustee and Lead Independent Trustee, TPP, TPFG, TPFGII, and TAAVF (1993- present); Independent Trustee, EAI Select Managers Equity Fund (a mutual Fund) (1996 - 2004).	171	N/A

Russell A. Kimball, Jr. (DOB: 8/17/44)	Director	Since 2002	General Manager, Sheraton Sand Key Resort (1975-present); Trustee, TPP, TPFG, TPFGII and TAAVF (2007 -present); Director, TIS (2002 - present); Director, TII (February 2008 - present); Trustee, Transamerica Funds (2002 - present); Trustee, TST (1986 - present).	171	N/A

Eugene M. Mannella (DOB: 2/1/54)	Director	Since 2007	Self-employed consultant (2006 - present); President, Arapain Partners LLC (limited purpose broker-dealer) (1998 - present); Trustee, Transamerica Funds and TST (2007 - present); Director, TIS (2007 -present); Director, TII (February 2008 - present); Trustee, TPP, TPFG, TPFGII and TAAVF (1994 - present); President, International Fund Services (alternative asset administration) (1993 - 2005).	171	N/A

Name and Age	Position	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Complex Overseen	Other Directorship

Norm R. Nielsen (DOB: 5/11/39)	Director	Since 2006	Retired (2005 - present); Trustee, TPP, TPFG, TPFGII and TAAVF (2007 - present); Director, TIS (2006 - present); Director, TII (February 2008 - present); Trustee, Transamerica Funds and TST (2006 - present); Director, Iowa City Area Development (1996 - 2004); Director, Iowa Health Systems (1994 - 2003); Director, U.S. Bank (1987 – 1988); President, Kirkwood Community College (1979 – 2005).	171	Buena Vista University Board of Trustees (2004 - present).

Joyce Galpern Norden (DOB: 6/1/39)	Director	Since 2007	Retired (2004 - present); Trustee, Transamerica Funds and TST (2007 - present); Director, TIS (2007 - present); Director, TII (February 2008 - present); Trustee, TPP (2002 - present); Trustee, TPFG, TPFGII and TAAVF (1993 -present) Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 - 2004).	171	Board of Governors, Reconstructionist College (2007-present).

Patricia L. Sawyer (DOB: 7/1/50)	Director	Since 2007	President and Executive Search Consultant, Smith & Sawyer LLC (consulting) (1989 - present); Trustee, Transamerica Funds and TST (2007 - present); Director, TIS (2007 - present); Director, TII (February 2008 - present); Trustee, TPP, TPFG, TPFGII and TAAVF (1993 - present).	171	N/A

John W. Waechter (DOB: 2/25/52)	Director	Since 2004	Attorney, Englander & Fischer, P.A. (2008 – present); Retired (2004 - 2008); Trustee, TPP, TPFG, TPFGII and TAAVF (2007 - present); Director, TIS (2004 - present); Director, TII (February 2008 - present); Trustee, Transamerica Funds (2005 - present) and TST (2004 - present); Executive Vice President, Chief Financial officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 -2004); Treasurer, The Hough Group of Funds (1993 - 2004).	171	N/A

*                 Each Director shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Director is terminated in accordance with the Fund’s By-Laws.

**          May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Fund because of his employment with TAM or an affiliate of TAM.

***   Independent director (“Independent Director”) means a director who is not an “interested person” (as defined under the 1940 Act) of the Fund.

OFFICERS

The mailing address of each officer is c/o Secretary of the Fund, 570 Carillon Parkway, St. Petersburg, Florida 33716.  The following table shows information about the officers, including their ages, their positions held with the Fund and their principal occupations during the past five years (their titles may have varied during that period).  Each officer is elected and serves at the pleasure of the Board of Directors of the Fund.  Additionally, each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Length of Time Served	Principal Occupation(s) During Past 5 Years

John K. Carter (DOB: 4/24/61)	Chief Executive Officer and President	Since 2002	See the table above.

Dennis P. Gallagher (DOB: 12/19/70)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel & Secretary, TII Transamerica Funds, TST and TIS (2006 – present); Vice President, General Counsel and Secretary, TPP, TPFG, TPFGII and TAAVF (2007 – present); Director, Senior Vice President, General Counsel and Secretary, TAM and TFS (2006 – present); Assistant Vice President, TCI (2007 – present); Director, Deutsche Asset Management (1998–2006).

Elizabeth L. Belanger (DOB: 1/7/72)	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer	Since 2007

Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, TII (2007 - present); Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, Transamerica Funds, TST and TIS (2007 – present); Deputy General Counsel and Conflicts of Interest Officer (2007 – present); Assistant Secretary (2005 – present), TPP, TPFG, TPFGII and TAAVF; Vice President and Senior Counsel, Diversified Investment Adviser, Inc. (“Diversified”) (2005 – present) ; Director, TFLIC (2006 - present); Director of Compliance, Domini Social Investments LLC (2003 - 2005); Associate, Bingham McCutchen LLP (1997 - 2003).

Joseph P. Carusone (DOB: 9/8/65)	Vice President, Treasurer and Principal Financial Officer	Since 2007

Vice President, Treasurer and Principal Financial Officer, TII (2007 - present); Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, TST and TIS (2007 – present); Vice President (2007 – present): Treasurer and Principal Financial Officer (2001 – present); TPP, TPFG, TPFGII and TAAVF; Senior Vice President, TAM and TFS (2007 – present); Vice President, Diversified Investment Advisors, Inc. (1999 – present); President, Diversified Investors Securities Corp. (“DISC”) (2007 - present); Director, TFLIC (2004 - present); Treasurer, Diversified Actuarial Services, Inc. (2002 – present).

Christopher A. Staples (DOB: 8/14/70)	Vice President and Chief Investment Officer	Since 2004

Vice President, and Chief Investment Officer, (2007 - present); Vice President, Investment Administration (2004 – 2007); TII; Vice President (2007 – present), Chief Investment Officer (2007 - present), Senior Vice President (2007 - 2007), Senior Vice President - Investment Management (2006 - 2007), Vice President - Investment Management (2004 - 2006), Transamerica Funds, TST and TIS; Vice President and Chief Investment Officer, TPP, TPFG, TPFGII and TAAVF (2007 - present); Director, Senior Vice President – Investment Management and Chief Investment Officer, TAM (2007 – present); Director, TFS (2005 - present); Assistant Vice President, Raymond James & Associates (1999 - 2004).

Name and Age	Position	Length of Time Served	Principal Occupation(s) During Past 5 Years

Rick Resnik (DOB: 1/24/67)	Vice President and Chief Compliance Officer	Since 2008

Vice President and Chief Compliance Officer (January 2008 – present), Vice President and Chief Compliance Officer, TII (February 2008 - present); Transamerica Funds, TST and TIS; Vice President and Chief Compliance Officer, TPP, TPFG, TPFGII and TAAVF (1998 – present); Vice President and Chief Compliance Officer, TII (February 2008 – present); Senior Vice President and Chief Compliance Officer, TAM (January 2008 – present); Senior Vice President, TFS (2008 – present); Vice President and Chief Compliance Officer, Diversified Investment Advisors, Inc. (1994 – present); Director, Vice President and Chief Compliance Officer, Diversified Investors Securities Corp. (1999 – present).

Michael A. Masson (DOB: 1/21/71)	Assistant Treasurer	Since 2005

Assistant Vice President (2005 – 2007), TII; Assistant Treasurer, (2007 – present); Assistant Vice President (2005 – 2007), Transamerica Funds, TST and TIS; Assistant Treasurer, TPP, TPFG, TPFGII and TAAVF (2007 - present); Director of Financial Reporting, TFS and TAM (2005 – present); Assistant Vice President, JPMorgan Chase & Co. (1999 -2005).

Suzanne Valerio-Montemurro (DOB: 8/13/64)	Assistant Treasurer	Since 2007

Assistant Treasurer, TII (2007 - present); Assistant Treasurer, Transamerica Funds, TST and TIS (2007 – present); Assistant Treasurer, TPP, TPFG, TPFGII and TAAVF (2007 - present); Vice President, Diversified Investment Advisors, Inc. (1998 - present).

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund’s proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third of each fiscal year on Form N-Q which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway
St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC
11111 Santa Monica Boulevard, Suite 820
Los Angeles, CA 90025

Transfer Agent

Mellon Investor Services LLC
Newport Office Center VII

480 Washington Boulevard

Jersey City, NJ 07310
1-800-454-9575

For hearing and speech impaired (“TDD”)
1-800-231-5469

www.mellon-investor.com

Custodian

State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

Listed

New York Stock Exchange
Symbol: TAI
NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

(a)                                  Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)                                 Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)                                  During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)                                 During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)                                  Not Applicable

(f)                                    Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Sandra N. Bane, Eugene M. Mannella and John W. Waechter are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR.  Ms Bane and Messrs. Mannella and Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane and Messrs. Mannella and Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as members of the Registrant’s Audit Committee or Board of Directors in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s Audit Committee or Board of Directors.

Item 4: Principal Accountant Fees and Services.

		Fiscal Year Ended 3/31
(in thousands)		2008	2007
(a)	Audit Fees	38	36
(b)	Audit-related Fees	0	0
(c)	Tax Fees	2	2
(d)	All Other Fees	N/A	N/A
(e) (1)	Pre-approval policy* (see below)
(e) (2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	N/A	N/A
(h)

Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.

		Yes	Yes

*(e) (1)                                                        The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee.  Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: Audit Committee of Listed Registrant.

The following individuals comprise the standing Audit Committee: John W. Waechter, Chairperson; Sandra N. Bane, Leo J. Hill, Neal M. Jewell, Russell A. Kimball, Jr., Eugene M. Mannella, Norm R. Nielsen, Joyce Galpern Norden and Patricia L. Sawyer.

Item 6: Investments.

(a)          The Schedule of Investments in securities of unaffiliated issuers is included as part of the annual report to shareholders filed under Item 1 of this Form.

(b)         No disclosures are required by this Item 6(b).

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

PROXY VOTING POLICIES AND PROCEDURES

I.                                         Statement of Principle

The Fund seeks to assure that proxies received by the Fund is voted in the best interests of the Fund’s stockholders and have accordingly adopted these procedures.

II.                                     Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

The Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to the Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio.  The Board of Directors of the Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Adviser as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the Fund.  These policies and procedures are attached hereto.

III.                                 Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Fund and Adviser.  Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the Fund or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

IV.                                Securities on Loan

The Board of Directors of the Fund has authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Fund.  Securities on loan generally are voted by the borrower of such securities.  Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Dated: January 9, 2007

Revised:  November 7, 2007

Revised:  March 1, 2008

TRANSAMERICA ASSET MANAGEMENT, INC. (“TAM”)

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

I.                                         Purpose

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients.  The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

IIl                                    TAM’s Advisory Activities

TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc. and Transamerica Series Trust (collectively, the “Funds”).  For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”).  TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.                                 Summary of the TAM Proxy Policy

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below).  TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval.  In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.                                Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser.  Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V.                                    Administration, Review and Submission to Board of Sub-Adviser Proxy Policies

A.                                    Appointment of Proxy Administrator

TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

B.                                    Initial Review

1.                                       The Proxy Administrator will collect from each Sub-Adviser:

a)              Its Sub-Adviser Proxy Policy;

b)                                     a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

c)                                      a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

2.                                       The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board.  In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face.  As a consequence, Sub-Adviser Proxy Policies are likely to differ widely.  Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

a)                                      whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

b)                                     whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

c)                                      whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

3.                                       The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

4.                                       TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

5.                                       TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

C.                                    Subsequent Review

TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy.  TAM will report any such changes at the next quarterly Board meeting of the applicable Fund.  No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

D.                                    Record of Proxy Votes Exercised by Sub-Adviser

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds.   The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund.  If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

V.                                    TAM Exercise of Proxy Voting Authority

A.                                    Use of Independent Third Party

If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

B.                                    Conflict with View of Independent Third Party

If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

C.                                    Asset Allocation Portfolios

For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s).  If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII                            Conflicts of Interest Between TAM or Its Affiliates and the Funds

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII.                   Recordkeeping

A.                              Records Generally Maintained

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

1.                                       the TAM Proxy Voting Policy; and

2.                                       records of Fund client requests for TAM proxy voting information.

B.                              Records for TAM Exercise of Proxy Voting Authority

In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

1.                     proxy statements received regarding matters it has voted on behalf of Fund clients;

2.                     records of votes cast by TAM; and

3.      copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

C.                              Records Pertaining to Sub-Adviser Proxy Policies

The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

1.      each Sub-Adviser Proxy Policy; and

2.      the materials delineated in Article V above.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

D.                                    Time Periods for Record Retention

All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX.                              Provision of TAM Proxy Policy to Fund Clients

The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies

As of the date of this filing, Heidi Y. Hu and Brian W. Westhoff are the Lead Portfolio Managers of the Registrant and Peter O. Lopez is the Co-Manager.

Brian W. Westhoff, CFA

Portfolio Manager (co-lead)

Brian W. Westhoff is a Portfolio Manager at Transamerica Investment Management, LLC (“TIM”).  Prior to joining TIM in 2003 and co-manager of the Fund in 2006, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

Heidi Y. Hu, CFA

Portfolio Manager (co-lead)

Heidi Y. Hu is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”).  She manages sub-advised funds and institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College. Ms. Hu has earned the right to use the Chartered Financial Analyst designation and has 21 years of investment experience.

Peter O. Lopez

Portfolio Manager (co-lead)

Peter O. Lopez is Principal and Director of Research at Transamerica Investment Management, LLC (“TIM”).  He co-manages sub-advised funds and institutional accounts in the large growth equity and convertible securities disciplines. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University.  Mr. Lopez has 17 years of investment experience.

(a) (2) Other Accounts Managed by Portfolio Managers

The Portfolio Managers may also be responsible for the day-to-day management of other accounts, as indicated by the following table.  None of these accounts have an advisory fee based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Heidi Y. Hu	8	$713.4 million	0	0	24	$2,197.8 million
Peter O. Lopez	1	$46.5 million	0	0	1	$71.8 million
Brian W. Westhoff	2	$152 million	0	0	1	$9.6 million

Potential Conflicts of Interest

There are no material conflicts of interest between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Managers.  TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee.  TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

(a) (3) Compensation for the Fiscal Year Completed March 31, 2008

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest.  The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM.  There are two weighted components taken into consideration for determining maximum incentive compensation amounts.  These total 100% and consist of an objective and subjective component as further describes below:

•                  80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria.  A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager’s relative ranking.  The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

•                  20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. tem contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest.  Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features.  The interests effectively vest over a determined time period as to provide a retention incentive.  This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

The method used to determine the compensation for a portfolio manager is the same for all accounts managed by that portfolio manager.

MAXIMUM BONUS POTENTIALS (80% + 20%):

Track Record	Target Bonus
<3	Up to 75% base comp.
3-4	Up to 100% base comp.
5-9	Up to 150% base comp.
10-14	Up to 200% base comp
15 and beyond	Up to 300% base comp.

RETURN FORMULAS AND RELATIVE RANKINGS (80% of target bonus):

Rankings (Based on 80% objective track record component only):

Top Decile	=	100% of available component
Top Quartile	=	The difference between 100% and the actual% ranking
Second Quartile	=	The difference between 100% and the actual% ranking
Third Quartile	=	The difference between 100% and the actual% ranking
Fourth Quartile	=	0% of available component

Example: Should the ranking equal 24% (top quartile), then the formula would be 100%-24% = 76% of available component

Return Formulas:

The following return formulas represent the calculations used to determine the amount available for the objective component of the bonus a portfolio manager is eligible to earn based upon his/her track record.  Some track records are weighted more heavily than others as noted below:

The 20% subjective component must be subtracted from the total amount eligible below given the maximum potential opportunity stated includes the 20% subjective component:

•                  1 year rank will be calculated on the one year total returns as follows:

3/3 (100%) of 75% opportunity = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

•                  2 year rank will be calculated on the one year and two year total returns as follows:

1/3 (33.33%) of 75% = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

2/3 (66.67%) of 75% = the two year relative rank versus peer universe and appropriate benchmark.

•                  3 year rank will be calculated based on the one and three year total returns as follows:

1/3 (33.33%) of 100% = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

2/3 (66.67%) of 100% = the three year relative rank versus peer universe and appropriate benchmark.

As set forth in the schedule of maximum bonus potential above, once an employee has a full five year track record then his/her bonus opportunity will increase at each full five-year increment as follows:

•                  Five year = additional 50% of base added to target pool and directly related to 5-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 150% of base

•                  Ten year = additional 50% of base added to target pool and directly related to 10- year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 200% of base

•                  Fifteen year = additional 100% of base added to target pool and directly related to 15-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 300% of base

(a) (4) Ownership of Securities

Aggregate Dollar Range of Securities in the Fund.

The following table indicates the dollar range of the Fund beneficially owned by the Fund’s Portfolio Managers as of March 31, 2008.

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Heidi Y. Hu	X
Peter O. Lopez			X
Brian W. Westhoff	X

(b) There were no changes in Portfolio Managers of the Fund during the reporting period.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1 through April 30, 2007	0	$0.00	0	0
May 1 through May 31, 2007	0	$0.00	0	0
June 1 through June 30, 2007	0	$0.00	0	0
July 1 through July 31, 2007	0	$0.00	0	0
August 1 through August 31, 2007	0	$0.00	0	0
September 1 through September 30, 2007	0	$0.00	0	0
October 1 through October 31, 2007	0	$0.00	0	0
November 1 through November 30, 2007	0	$0.00	0	0
December 1 through December 31, 2007	0	$0.00	0	0
January 1 through January 31, 2008	0	$0.00	0	0
February 1 through February 29, 2008	0	$0.00	0	0
March 1 through March 31, 2008	0	$0.00	0	0
Total	0	$0.00	0	0

Item 10: Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee’s provisions with respect to nominations of Directors to its Board are as follows:

A candidate for nomination as Director submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:

1.               Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.               The nominee must satisfy all qualifications provided herein and in the Fund’s organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity.

•                  The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.(1)

•                  Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•                  Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•                  The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•                  The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

•                  A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.

3.               In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

•                  Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election.  Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination.  In addition, such securities must continue to be held through the date of the meeting.  The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•                  The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares.  In addition the certification shall provide that the shares have been held continuously for at least two years.

(1)          Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

4.               Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Fund’s Secretary, who will provide all submissions to the Committee.  This submission to the Fund must include:

•                  the shareholder’s contact information;

•                  the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•                  all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934; and

•                  a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Fund’s Board.

5.               The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

Item 11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.  The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 29, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	May 29, 2008

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(1)	Code of Ethics for Chief Executive and Principal Financial Officers
12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer